Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Massachusetts Intermediate Municipal Bond Fund
Class Name	Class A
Trading Symbol	LMIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong security selection in the special tax and hospital sectors contributed to the Fund’s performance relative to its benchmark during the period.
Sector allocation
| Overweights to the continuing care retirement community (CCRC) and pre-refunded sectors added to the Fund’s relative performance.
Top Performance Detractors
Sector security selection

I

Security selection in the education, CCRC, utility and pre-refunded sectors detracted from the Fund’s relative performance.
Sector allocation
| The Fund’s overweight to education bonds detracted.
Credit quality
| A negative contribution to benchmark-relative performance came from the Fund’s security selection in AAA, AA and single-A rated bonds. An overweight to BB rated bonds also detracted from the Fund’s relative performance.
Yield curve positioning
| The Fund’s yield curve positioning was a material detractor from performance, relative to its benchmark. Specifically, the Fund’s modest barbell profile, with overweights to longer maturity bonds (20 years and longer) and the shorter end of the curve, detracted from performance during a period when 5 to 10-year maturity bonds were the strongest performers.
Yield carry
| The Fund’s lower-than-benchmark yield detracted from benchmark-relative performance. Note that the Fund is benchmarked against a national benchmark due to a lack of an appropriate Massachusetts-only benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	3.45	0.61	1.46
Class A (including sales charges)	0.33	(0.01)	1.15
Bloomberg 3-15 Year Blend Municipal Bond Index	4.95	1.34	2.37
Bloomberg Municipal Bond Index	4.17	1.16	2.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 66,879,093
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 342,283
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 66,879,093
Total number of portfolio holdings	58
Management services fees (represents 0.47% of Fund average net assets)	$ 342,283
Portfolio turnover for the reporting period	13%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Massachusetts Bay Transportation Authority 07/01/2032 0.000%	6.1%
Massachusetts State College Building Authority 05/01/2028 0.000%	5.6%
Commonwealth of Massachusetts 12/01/2030 5.000%	4.6%
Massachusetts Bay Transportation Authority 07/01/2029 0.000%	4.0%
Massachusetts Development Finance Agency 10/01/2037 4.000%	3.2%
Massachusetts Development Finance Agency 10/01/2036 5.000%	2.4%
Massachusetts Development Finance Agency 11/15/2033 5.000%	2.3%
Massachusetts Development Finance Agency 01/01/2033 5.000%	2.3%
Massachusetts Development Finance Agency 01/01/2031 4.000%	2.3%
Massachusetts Development Finance Agency 10/01/2032 4.000%	2.2%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Massachusetts Bay Transportation Authority 07/01/2032 0.000%	6.1%
Massachusetts State College Building Authority 05/01/2028 0.000%	5.6%
Commonwealth of Massachusetts 12/01/2030 5.000%	4.6%
Massachusetts Bay Transportation Authority 07/01/2029 0.000%	4.0%
Massachusetts Development Finance Agency 10/01/2037 4.000%	3.2%
Massachusetts Development Finance Agency 10/01/2036 5.000%	2.4%
Massachusetts Development Finance Agency 11/15/2033 5.000%	2.3%
Massachusetts Development Finance Agency 01/01/2033 5.000%	2.3%
Massachusetts Development Finance Agency 01/01/2031 4.000%	2.3%
Massachusetts Development Finance Agency 10/01/2032 4.000%	2.2%

Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Massachusetts Intermediate Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	SEMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong security selection in the special tax and hospital sectors contributed to the Fund’s performance relative to its benchmark during the period.
Sector allocation
| Overweights to the continuing care retirement community (CCRC) and pre-refunded sectors added to the Fund’s relative performance.
Top Performance Detractors
Sector security selection

I

Security selection in the education, CCRC, utility and pre-refunded sectors detracted from the Fund’s relative performance.
Sector allocation
| The Fund’s overweight to education bonds detracted.
Credit quality
| A negative contribution to benchmark-relative performance came from the Fund’s security selection in AAA, AA and single-A rated bonds. An overweight to BB rated bonds also detracted from the Fund’s relative performance.
Yield curve positioning
| The Fund’s yield curve positioning was a material detractor from performance, relative to its benchmark. Specifically, the Fund’s modest barbell profile, with overweights to longer maturity bonds (20 years and longer) and the shorter end of the curve, detracted from performance during a period when 5 to 10-year maturity bonds were the strongest performers.
Yield carry
| The Fund’s lower-than-benchmark yield detracted from benchmark-relative performance. Note that the Fund is benchmarked against a national benchmark due to a lack of an appropriate Massachusetts-only benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	3.71	0.86	1.72
Bloomberg 3-15 Year Blend Municipal Bond Index	4.95	1.34	2.37
Bloomberg Municipal Bond Index	4.17	1.16	2.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 66,879,093
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 342,283
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 66,879,093
Total number of portfolio holdings	58
Management services fees (represents 0.47% of Fund average net assets)	$ 342,283
Portfolio turnover for the reporting period	13%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Massachusetts Bay Transportation Authority 07/01/2032 0.000%	6.1%
Massachusetts State College Building Authority 05/01/2028 0.000%	5.6%
Commonwealth of Massachusetts 12/01/2030 5.000%	4.6%
Massachusetts Bay Transportation Authority 07/01/2029 0.000%	4.0%
Massachusetts Development Finance Agency 10/01/2037 4.000%	3.2%
Massachusetts Development Finance Agency 10/01/2036 5.000%	2.4%
Massachusetts Development Finance Agency 11/15/2033 5.000%	2.3%
Massachusetts Development Finance Agency 01/01/2033 5.000%	2.3%
Massachusetts Development Finance Agency 01/01/2031 4.000%	2.3%
Massachusetts Development Finance Agency 10/01/2032 4.000%	2.2%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Massachusetts Bay Transportation Authority 07/01/2032 0.000%	6.1%
Massachusetts State College Building Authority 05/01/2028 0.000%	5.6%
Commonwealth of Massachusetts 12/01/2030 5.000%	4.6%
Massachusetts Bay Transportation Authority 07/01/2029 0.000%	4.0%
Massachusetts Development Finance Agency 10/01/2037 4.000%	3.2%
Massachusetts Development Finance Agency 10/01/2036 5.000%	2.4%
Massachusetts Development Finance Agency 11/15/2033 5.000%	2.3%
Massachusetts Development Finance Agency 01/01/2033 5.000%	2.3%
Massachusetts Development Finance Agency 01/01/2031 4.000%	2.3%
Massachusetts Development Finance Agency 10/01/2032 4.000%	2.2%

Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Massachusetts Intermediate Municipal Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CMMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong security selection in the special tax and hospital sectors contributed to the Fund’s performance relative to its benchmark during the period.
Sector allocation
| Overweights to the continuing care retirement community (CCRC) and pre-refunded sectors added to the Fund’s relative performance.
Top Performance Detractors
Sector security selection

I

Security selection in the education, CCRC, utility and pre-refunded sectors detracted from the Fund’s relative performance.
Sector allocation
| The Fund’s overweight to education bonds detracted.
Credit quality
| A negative contribution to benchmark-relative performance came from the Fund’s security selection in AAA, AA and single-A rated bonds. An overweight to BB rated bonds also detracted from the Fund’s relative performance.
Yield curve positioning
| The Fund’s yield curve positioning was a material detractor from performance, relative to its benchmark. Specifically, the Fund’s modest barbell profile, with overweights to longer maturity bonds (20 years and longer) and the shorter end of the curve, detracted from performance during a period when 5 to 10-year maturity bonds were the strongest performers.
Yield carry
| The Fund’s lower-than-benchmark yield detracted from benchmark-relative performance. Note that the Fund is benchmarked against a national benchmark due to a lack of an appropriate Massachusetts-only benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	3.80	0.96	1.81
Bloomberg 3-15 Year Blend Municipal Bond Index	4.95	1.34	2.37
Bloomberg Municipal Bond Index	4.17	1.16	2.42
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 66,879,093
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 342,283
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 66,879,093
Total number of portfolio holdings	58
Management services fees (represents 0.47% of Fund average net assets)	$ 342,283
Portfolio turnover for the reporting period	13%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Massachusetts Bay Transportation Authority 07/01/2032 0.000%	6.1%
Massachusetts State College Building Authority 05/01/2028 0.000%	5.6%
Commonwealth of Massachusetts 12/01/2030 5.000%	4.6%
Massachusetts Bay Transportation Authority 07/01/2029 0.000%	4.0%
Massachusetts Development Finance Agency 10/01/2037 4.000%	3.2%
Massachusetts Development Finance Agency 10/01/2036 5.000%	2.4%
Massachusetts Development Finance Agency 11/15/2033 5.000%	2.3%
Massachusetts Development Finance Agency 01/01/2033 5.000%	2.3%
Massachusetts Development Finance Agency 01/01/2031 4.000%	2.3%
Massachusetts Development Finance Agency 10/01/2032 4.000%	2.2%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Massachusetts Bay Transportation Authority 07/01/2032 0.000%	6.1%
Massachusetts State College Building Authority 05/01/2028 0.000%	5.6%
Commonwealth of Massachusetts 12/01/2030 5.000%	4.6%
Massachusetts Bay Transportation Authority 07/01/2029 0.000%	4.0%
Massachusetts Development Finance Agency 10/01/2037 4.000%	3.2%
Massachusetts Development Finance Agency 10/01/2036 5.000%	2.4%
Massachusetts Development Finance Agency 11/15/2033 5.000%	2.3%
Massachusetts Development Finance Agency 01/01/2033 5.000%	2.3%
Massachusetts Development Finance Agency 01/01/2031 4.000%	2.3%
Massachusetts Development Finance Agency 10/01/2032 4.000%	2.2%